Commitments (Details) - Schedule of Commitments - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Commitments (Details) - Schedule of Commitments [Line Items]
Total	¥ 6,300	¥ 11,091
Intangible assets [Member]
Commitments (Details) - Schedule of Commitments [Line Items]
Total	¥ 6,300	5,000
Music education equipment [Member]
Commitments (Details) - Schedule of Commitments [Line Items]
Total		¥ 6,091